Investment in equity affiliate (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Investment in Equity Affiliate

The changes in investment in equity affiliate were as follows:

	Year Ended December 31,
	2012	2013
Net balance as of January 1	$511	$—
Result from investment in equity affiliate	(511)	—

Net balance as of December 31	$—	$—